Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	DREYFUS STOCK FUNDS
Central Index Key	0001199348
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Feb. 01, 2016
Prospectus Date	Feb. 01, 2016
Dreyfus International Equity Fund | Class A
Prospectus:
Trading Symbol	DIEAX
Dreyfus International Equity Fund | Class C
Prospectus:
Trading Symbol	DIECX
Dreyfus International Equity Fund | Class I
Prospectus:
Trading Symbol	DIERX
Dreyfus International Equity Fund | Class Y
Prospectus:
Trading Symbol	DIEYX
Dreyfus Small Cap Equity Fund | Class A
Prospectus:
Trading Symbol	DSEAX
Dreyfus Small Cap Equity Fund | Class C
Prospectus:
Trading Symbol	DSECX
Dreyfus Small Cap Equity Fund | Class I
Prospectus:
Trading Symbol	DSERX